Pinnacle Focused Opportunities ETF

Schedule of Investments

August 31, 2024 (Unaudited)

COMMON STOCKS - 97.3%	Shares	Value
Aerospace & Defense - 6.4%
General Electric Co.	5,088	$888,467
Howmet Aerospace, Inc.	15,417	1,490,207
		2,378,674

Auto Parts & Equipment - 2.5%
Allison Transmission Holdings, Inc.	9,948	922,677

Biotechnology - 8.6%
Insmed, Inc. (a)	19,567	1,496,289
Viking Therapeutics, Inc. (a)	26,636	1,707,900
		3,204,189

Diversified Financial Services - 4.6%
FTAI Aviation Ltd.	13,537	1,730,164

Electric - 4.4%
Vistra Corp.	19,293	1,648,201

Engineering & Construction - 3.2%
EMCOR Group, Inc.	3,056	1,201,191

Food - 4.0%
Sprouts Farmers Market, Inc. (a)	14,426	1,501,025

Healthcare - Products - 3.2%
Lantheus Holdings, Inc. (a)	11,169	1,189,163

Healthcare - Services - 4.4%
Tenet Healthcare Corp. (a)	9,892	1,640,489

Home Furnishings - 2.9%
SharkNinja, Inc.	11,175	1,070,788

Insurance - 3.2%
Jackson Financial, Inc. - Class A	13,246	1,191,743

Internet - 3.0%
Robinhood Markets, Inc. - Class A (a)	56,064	1,128,008

Iron & Steel - 6.2%
ATI, Inc. (a)	13,036	832,740
Carpenter Technology Corp.	10,247	1,483,458
		2,316,198

Metal Fabricate & Hardware - 2.4%
Mueller Industries, Inc.	12,657	920,290

Miscellaneous Manufacturers - 2.5%
3M Co.	6,836	920,741

Oil & Gas - 3.2%
Texas Pacific Land Corp.	1,379	1,198,199

Pipelines - 3.2%
Targa Resources Corp.	8,281	1,216,479

Retail - 13.0%
Abercrombie & Fitch Co. - Class A (a)	6,064	894,865
Carvana Co. (a)	9,885	1,488,879
Cava Group, Inc. (a)	13,312	1,518,100
Freshpet, Inc. (a)	7,016	954,176
		4,856,020

Semiconductors - 6.9%
Cirrus Logic, Inc. (a)	9,260	1,349,089
NVIDIA Corp.	10,339	1,234,167
		2,583,256

Software - 7.1%
AppLovin Corp. - Class A (a)	14,768	1,371,504
MicroStrategy, Inc. - Class A (a)	9,720	1,287,123
		2,658,627

Transportation - 2.4%
Kirby Corp. (a)	7,540	904,197
TOTAL COMMON STOCKS (Cost $31,527,209)		36,380,319

REAL ESTATE INVESTMENT TRUSTS - 2.4%
Iron Mountain, Inc.	7,895	894,188
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $864,568)		894,188

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 5.22% (b)	114,021	114,021
TOTAL SHORT-TERM INVESTMENTS (Cost $114,021)		114,021

TOTAL INVESTMENTS - 100.0% (Cost $32,505,798)		37,388,528
Liabilities in Excess of Other Assets - (0.0)% (c)		(16,188)
TOTAL NET ASSETS - 100.0%		$37,372,340

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Exposure at August 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2024:

Pinnacle Focused Opportunities ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$36,380,319	$—	$—	$36,380,319
Real Estate Investment Trusts	894,188	—	—	894,188
Money Market Funds	114,021	—	—	114,021
Total Investments	$37,388,528	$—	$—	$37,388,528

Refer to the Schedule of Investments for further disaggregation of investment categories.